Corporate information	12 Months Ended
Dec. 31, 2021
Corporate information
Corporate information

1    Corporate information

Arco Platform Limited (“Arco”) is a holding company incorporated under the laws of the Cayman Islands on April 12, 2018, whose shares are publicly traded on the National Association of Securities Dealers Automated Quotations Payments exchange (NASDAQ) under the ticker symbol “ARCE”. Arco and its subsidiaries are collectively referred to as the Company. Arco became the parent company of Arco Educação S.A. (“Arco Brazil”) through the completion of a corporate reorganization and initial public offering in 2018. Arco Brazil is the holding company of the operating subsidiaries, including Companhia Brasileira de Educação e Sistemas de Ensino S.A. (“CBE”), which provides educational content from basic to secondary education (“K-12 curriculum”). The Company’s principal administrative office is located at 2840 Rua Augusta, 9th Floor, Consolação, São Paulo, Brazil.

Since 2015, the Company has been investing in technology and its printed methodology has evolved to an educational platform, capable of delivering the entire K-12 curriculum content.

The Company offers a complete pedagogical methodology using technology features to deliver educational content to improve the learning process. The Company’s activities comprise the editing, publishing, advertising and sale of educational content for private schools.

The Company has an asset-light, highly scalable business model that emphasizes operational efficiency and profitability. Arco operates through long-term service contracts with private schools. These contracts generally have terms of validity ranging from one to five years, pursuant to which educational content is provided in printed and digital format to private schools. The revenue is driven by the number of enrolled students at each customer using the solutions and the agreed upon price per student per year, all in accordance with the terms and conditions set forth in each contract. As a result, the Company benefits from high visibility in its net revenue and operating margin, which is calculated by dividing the operating profit by net revenue over a given period.

These consolidated financial statements were authorized for issue by the Board of Directors on March 31, 2022.

1.2    Significant events during the year

(a)Internal restructurings

Change of corporate name of subsidiary

On April 19, 2021, according to a resolution approved by the Board of Directors and registered at the Board of Trade of Ceará, the corporate name of the subsidiary PSD Educação S.A. was changed to Companhia Brasileira de Educação e Sistemas de Ensino S.A.

Corporate restructuring

On January 1,2021 the Company started a corporate reorganization through the incorporation of Arco Ventures S.A. by Companhia Brasileira de Educação e Sistemas de Ensino S.A.

On July 1, 2021, the Company continued the corporate reorganization through the incorporation of Barra Américas Editora Ltda., Distribuidora de Material Didático Desterro Ltda., and SAS Sistema de Ensino Ltda.e SAS Livrarias Ltda. by Companhia Brasileira de Educação e Sistemas de Ensino S.A.

On October 1, 2021, the Company completed the corporate reorganization for the year, through the incorporation of Nave à Vela Ltda. by Companhia Brasileira de Educação e Sistemas de Ensino S.A.

These restructurings seek an operational improvement and generation of income tax savings from the tax deductible amortization of acquired goodwill and identified intangibles arising from the purchase of Positivo.

All incorporated companies were under common control of Arco and the incorporated assets and liabilities of the respective companies were recorded at their carrying amounts. There were no tax effects resulting from the incorporation.

Cancelation of treasury shares

As of November 1, 2021, the Company had repurchased an aggregated amount of 1,172,991 Class A Common Shares under the Repurchase Program previously approved by the Board of Directors. On that date, the Company canceled 750,000 Treasury Shares with the approval of the Board of Directors.

(b)Financial transactions

Issuance of debentures

In August 2021, the Company issued non-convertible debentures through its subsidiary Companhia Brasileira de Educação e Sistemas de Ensino S.A., consisting of 900,000 debentures with a unitary value of R$1.00, in the total amount of R$900,000 (with transaction costs in the amount of R$ 8,550). The purpose of this issue is to pay the amount due on the COC and Dom Bosco acquisition. See Note 15 for further information.

Investment from Dragoneer and General Atlantic

On November 30, 2021, Arco signed agreements led by affiliates of Dragoneer Investment Group LLC (“Dragoneer”), which have committed to make a US$100 million strategic investment, and General Atlantic Partners (Bermuda) J, L.P. (“General Atlantic”), which has committed to make a US$50 million strategic investment, through the purchase of convertible senior notes, subject to customary closing conditions. The full amount committed was received by the Company on November 30, 2021. See Note 15 for further information.

Loan agreement

On November 11, 2021, the subsidiary Geekie entered into a loan agreement in the amount of US$ 11,020 thousand with an interest rate of 2.452% p.a. Additionally, Geekie entered into swap contracts with the lender, swapping the original interest rate to CDI + 1.7208%, avoiding any exchange risk. See Note 15 for further information.

(c)Acquisition of interests in other entities and business combinations

Acquisition of additional shares of Geekie

On January 20, 2021, Arco acquired an additional 1.36% interest in Geekie’s share capital through a capital increase of R$4,000, increasing its total interest to 57.42%.

Investment in INCO Limited (“INCO”)

On January 25, 2021, the Company acquired 8,571,427 series B ordinary shares of INCO, a company that provides financial and administrative services to private schools, equivalent to 30.0% of the total capital stock for R$25,000.

On April 27, 2021, the Company invested R$ 33,195 in the entity and an additional R$ 53,523 on September 27, 2021, in new rounds of investments. See Note 11 for further information.

Acquisition of COC and Dom Bosco learning systems

On March 6, 2021, the Company announced that it entered into a definitive agreement (the “Purchase Agreement”) with Pearson Education do Brasil Ltda. (“Pearson”) to acquire COC and Dom Bosco, two important K-12 learning systems in Brazil.

COC and Dom Bosco have over 50 years of academic track record in Brazil, serving over 800 partner schools and around 210 thousand students in all regions of the country, from pre-K to high school and pre-university. The brands have a strong presence in the Southeast region of Brazil, especially in the state of São Paulo.

Arco expects to accelerate the growth of COC and Dom Bosco by updating their content and technology, improving distribution and customer service capabilities, as well as to cross-sell supplemental solutions within the COC and Dom Bosco partner school base.

This transaction was approved by the Brazilian Administrative Council for Economic Defense (CADE) in September 2021, and the transaction closing date occurred on October 1, 2021. as described in Note 4.

Acquisition of Me Salva!

On March 12, 2021, the Company announced that it had acquired 60% of the outstanding shares of Me Salva!, an entity founded in 2011 with an online educational solution to help students improve their ENEM scores and be admitted to the best universities in the country. The online solutions platform offers recorded and live video classes, comprehensive exercises, essay writing tools, assessment tests, 1-on-1 tutoring and personalized study plans. The remaining 40% will be acquired from the non-controlling interests in 2025 based on the enterprise value (as defined in the sale purchase agreement) of Me Salva! as of December 31, 2024.

This transaction expands Arco’s supplemental solutions portfolio to test prep and tutoring, with an estimated addressable market of R$5 billion and favorable growth prospects. The deal rationale relies on accelerating Me Salva!’s growth by leveraging Arco’s resources and strengthening Arco’s B2B2C winning factors with new digital capabilities. See Note 4 for further information.

Investment in Tera Treinamentos Profissionais Ltda. (“Tera”)

On April 9, 2021, Arco acquired a 23.43% interest in Tera for R$15,000 through the purchase of interest from minority shareholders and a capital increase.

Tera provides courses and training for professional and management development and additionally provides consulting services in project development, IT and marketing. See Note 11 for further information.

Acquisition of Quadrado Mágico Desenvolvimento e Licenciamento de Software S.A. (“Eduqo”)

On April 22, 2021, the Company entered into an agreement (the “Purchase Agreement”) to acquire 100% of the outstanding shares of Eduqo, which provides educational services, acting specifically in the Learning Management System (LMS), for R$ 30,000, subject to price adjustments.

This transaction was approved by CADE in June 2021, and the transaction closing date occurred on July 1, 2021. See Notes 4 and 17 for further information.

Acquisition of Desenvoolva – Educação, Treinamento e Consultoria Corporativa Ltda. (“Edupass”)

On September 3, 2021, the Company entered into an agreement (the “Purchase Agreement”) to acquire 100% of the outstanding shares of Edupass, which provides educational services, acting specifically as an “education as a benefit” platform. The Company connects educational institutions with companies and professionals, and currently has more than 75,000 courses linked with corporate education benefits to help employees in their career development.

The transaction was closed for R$ 5,000, with an additional earn out of R$ 11,254 to be paid in 2024. See Notes 4 and 17 for further information.

(d)    Information related to Covid-19 pandemic

In January 2021, the COVID vaccine began to be applied in Brazil. Vaccination started with the priority groups: health workers, the elderly, the disabled and indigenous villagers. Currently the vaccine is available to all the adult population in Brazil and children above the age of 5 years old, and the vaccination campaign has maintained a rapid pace since its beginning.

After the holiday celebrations at the end of 2021, there was an increase in the number of COVID-19 cases in Brazil. During January 2022, state and municipal governments took restrictive measures to contain a possible new wave of the virus. These measures have been relaxed as the number of cases decreased compared to the beginning of the year.

Currently, the Country presents an optimistic scenario and is believed to be closer to the end of the pandemic, since on average 90% of the Brazilian population over 18 years of age are vaccinated with at least the first dose, and about 70% of this target audience are fully vaccinated according to information from Brazilian health authorities.

The initial restrictive measures taken by Brazilian states and local authorities directly impacted the education industry by indefinitely postponing on-site school activities. Nonetheless, education was included in the essential activities list by some states in 2021, allowing private schools to conduct classes applying a hybrid model, with on-site and remote classes. The resumption of Brazilian economic activity is occurring in stages, with restrictions over some activities being gradually lifted, including restrictions for the education sector, in accordance with specific health and safety protocols. In person classes are returning but is occurring differently in each Brazilian state, according to their particular circumstances.

Notwithstanding the above, the Company did not suspend its activities and, despite the gradual lifting of the restrictions by the authorities, most of its workforce continues to work remotely from home, except for part of the Company’s administrative and distribution centers’ teams that are working on-site, in accordance with health and safety protocols and social distancing guidelines. The Company has made additional investments in IT and network infrastructure; incurred additional expenses for cleaning and disinfecting the installations; purchased alcohol and masks; funded COVID-19 tests and H1N1 flu vaccination campaigns with the objective of taking care of its employees, reducing the demand for care in health units and facilitating the diagnosis of COVID-19. The Company also delivered chairs, computers, and work kits to its employees. Additionally, to support partner schools, since the beginning of the pandemic, the Company has made available an integrated platform with daily live classes to all students, webinars, broadcast, and remote support to maintain student learning, while complying with social distancing measures.

The measures discussed above, including travel restrictions, were put in place to safeguard the health and safety of the Company’s employees, customers, and suppliers, but have not limited the Company’s ability to maintain its operations. In addition, these alternative working arrangements have not adversely affected financial reporting systems, internal control over financial reporting or disclosure controls and procedures.

The Company’s content production continues according to the scheduled curriculum calendar and the current educational material has been delivered to the schools according to their calendar for the year, enabling the Company to recognize revenues on these products.

With respect to the Company’s distribution and delivery capacity, which relies on third parties, the Company’s main suppliers did not raise any issues related to their ability to fulfill scheduled shipments or indicated the need to incur in any significant additional expenses.

As a result, as of December 31, 2021, the following events and transactions occurred during the period:

●	The Company incurred additional expenses of R$2,071 during the year ended December 31, 2021, related to health care in food and emotional health programs offered to the Company’s employees.
●	The Company assessed the existence of potential impairment indicators and the possible impacts on the key assumptions and projections caused by the pandemic on the recoverability of long-lived assets and concluded that there are no indications that demonstrate the need to recognize a provision for impairment of long-lived assets in the consolidated financial statements.
●	The Company obtained rent concessions, regarding leased buildings, that occurred as a direct consequence of the COVID-19 pandemic and were accounted as if they were not lease modifications. Therefore, no changes occurred in the expected useful lives and residual values of properties and equipment. For the year ended December 31, 2021, the discount obtained was R$273.
●	The Company’s revenue for the school year ended September 30, 2021, was 9% below the ACV booking for the school year period starting in October of the previous year to September of the current year.

Given the uncertainty around the extent and timing of the future spread of COVID-19, the imposition of additional protective measures, or the relaxation of existing protective measures, it is not possible to accurately predict COVID-19’s general impact on the education industry in Brazil or to reasonably estimate its impact on Arco’s results of operations, cash flows or financial condition, including, but not limited to:

●	A decrease in the number of students, which may impact the expected amount of revenue.
●	An increase in bad debts due to the current economic scenario.
●	An adverse change in the fair value of financial instruments recognized on the Company’s books.
●	The need for renegotiation of loans and lease agreements to ensure the continued strength of the Company’s financial position.

Management will continue to monitor and assess the impact COVID-19 may have on the Company’s business operations, financial performance, financial position, and cash flows.